1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Dec 2016) (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	5,113,224	4,478,000	5,113,224	4,478,000	4,169,000	4,355,000